Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 234,899	€ 48,289
Current grant receivable	55,183	8,235
Prepayments for future service agreements and goods	120,920	€ 40,054
Outstanding VAT refund claims	€ 47,234